INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Taxes Disclosure [Line Items]
Effective tax rate	41.20%	28.00%	40.40%	32.90%
Deferred tax assets	$ 213		$ 213		$ 186